Note 21 - Mezzanine Equity - Mezzanine Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Temporary Equity, Beginning Balance
Net Proceeds from Issuance of Series B	2,001
Deemed dividend for beneficial conversion feature	1,403
Beneficial conversion feature	(1,403)
Temporary Equity, Ending Balance	1,741
Series B Preferred Stock [Member]
Net Proceeds from Issuance of Series B	$ 1,741